CARRET KANSAS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
MUNICIPAL BONDS (98.38%)
Education (43.82%)(a)
Allen County Unified School District No. 257, General Obligation Unlimited Bonds
3.000%, 09/01/2043	$2,415,000	$2,027,371
Barton Community College, Certificate Participation Bonds
4.000%, 12/01/2032	555,000	558,556
4.000%, 12/01/2034	250,000	251,186
Bourbon County Unified School District No. 234-Fort Scott, General Obligation Unlimited Bonds
5.000%, 09/01/2025	355,000	355,947
Bourbon County Unified School District No. 234-Fort Scott, Certificate Participation Bonds
4.000%, 09/01/2037	400,000	407,547
Butler County Unified School District No. 206 Remington, General Obligation Unlimited Bonds
3.000%, 09/01/2034	1,000,000	905,601
3.000%, 09/01/2035	510,000	458,187
Butler County Unified School District No. 375 Circle, General Obligation Unlimited Bonds
3.000%, 09/01/2035	750,000	678,980
Butler County Unified School District No. 385 Andover, General Obligation Unlimited Bonds
4.000%, 09/01/2030	690,000	699,457
4.000%, 09/01/2031	500,000	505,777
5.000%, 09/01/2034	2,000,000	2,122,179
Butler County Unified School District No. 490 El Dorado, General Obligation Unlimited Bonds
4.000%, 09/01/2034	1,000,000	1,008,617
4.000%, 09/01/2036	500,000	504,036
Denton Independent School District, General Obligation Unlimited Bonds
5.000%, 08/15/2034	750,000	787,608
Douglas County Unified School District No. 497 Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,510,623
4.000%, 09/01/2033	500,000	500,079
Ellis County Unified School District No. 489 Hays, General Obligation Unlimited Bonds
5.000%, 09/01/2042	535,000	576,809
Finney County Unified School District No. 457 Garden City, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,516,118
5.000%, 09/01/2027	800,000	830,496
Ford County Unified School District No. 443 Dodge City, General Obligation Unlimited Bonds
4.000%, 03/01/2030	1,150,000	1,174,794
4.000%, 03/01/2034	1,000,000	1,021,560
Franklin County Unified School District No. 289 Wellsville, General Obligation Unlimited Bonds
4.000%, 09/01/2030	645,000	675,106
Franklin County Unified School District No. 290 Ottawa, General Obligation Unlimited Bonds
5.000%, 09/01/2032	150,000	153,024
Geary County Unified School District No. 475, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,000,000	924,705
Jefferson County School District R-1, Certificate Participation Bonds
5.000%, 12/15/2027	500,000	512,559

	Principal Amount	Value (Note 2)
Education (continued)
Johnson & Miami Counties Unified School District No. 230 Spring Hills, General Obligation Unlimited Bonds
4.000%, 09/01/2031	$400,000	$405,897
4.000%, 09/01/2033	1,000,000	1,003,426
4.000%, 09/01/2035	1,000,000	1,003,821
5.000%, 09/01/2030	1,970,000	2,043,808
Johnson County Unified School District No. 229 Blue Valley, General Obligation Unlimited Bonds
4.000%, 10/01/2040	1,500,000	1,532,354
Johnson County Unified School District No. 232 De Soto, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,165,000	1,190,568
Johnson County Unified School District No. 233 Olathe, General Obligation Unlimited Bonds
2.000%, 09/01/2030	750,000	658,980
4.000%, 09/01/2031	1,000,000	1,009,136
4.000%, 09/01/2033	175,000	175,110
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Unlimited Bonds
4.000%, 10/01/2035	425,000	436,850
5.000%, 10/01/2041	500,000	558,404
Kansas City Kansas Community College Auxiliary Enterprise System, Revenue Bonds
4.000%, 09/01/2032	140,000	141,561
4.000%, 09/01/2033	100,000	100,620
Kansas Development Finance Authority, Revenue Bonds
2.000%, 05/01/2031	630,000	540,291
2.000%, 06/01/2032	1,000,000	838,062
2.000%, 05/01/2033	800,000	655,757
3.000%, 05/01/2030	450,000	438,990
3.500%, 05/01/2033	500,000	483,832
Leavenworth County Unified School District No. 453, General Obligation Unlimited Bonds
4.000%, 09/01/2036	1,000,000	1,016,701
Leavenworth County Unified School District No. 464, General Obligation Unlimited Bonds
4.000%, 09/01/2034	675,000	685,521
4.000%, 09/01/2036	465,000	470,488
Lyon County Unified School District No. 253 Emporia, General Obligation Unlimited Bonds
4.000%, 09/01/2030	325,000	330,804
Miami County Unified School District No. 416 Louisburg, General Obligation Unlimited Bonds
3.000%, 09/01/2035	500,000	455,749
Oklahoma County Elementary School District No. 29 Oakdale, General Obligation Unlimited Bonds
4.000%, 05/01/2026	500,000	506,320
Riley County Unified School District No. 378 Riley, General Obligation Unlimited Bonds
3.000%, 09/01/2039	925,000	815,305
Riley County Unified School District No. 383 Manhattan-Ogden, General Obligation Unlimited Bonds
5.000%, 09/01/2028	1,220,000	1,265,332
Sedgwick County Unified School District No. 260 Derby, General Obligation Unlimited Bonds
3.500%, 10/01/2036	845,000	814,528
Sedgwick County Unified School District No. 262 Valley Center, General Obligation Unlimited Bonds
4.000%, 09/01/2030	500,000	500,273
5.000%, 09/01/2033	750,000	751,636
Sedgwick County Unified School District No. 264 Clearwater, General Obligation Unlimited Bonds
4.000%, 09/01/2029	530,000	538,218
Sedgwick County Unified School District No. 265 Goddard, General Obligation Unlimited Bonds
5.000%, 10/01/2024	370,000	371,249
Sedgwick County Unified School District No. 266 Maize, General Obligation Unlimited Bonds
4.000%, 09/01/2032	750,000	757,949

	Principal Amount	Value (Note 2)
Education (continued)
Sedgwick County Unified School District No. 267 Renwick, General Obligation Unlimited Bonds
4.000%, 11/01/2033	$350,000	$354,131
4.000%, 11/01/2034	425,000	430,393
4.000%, 11/01/2035	635,000	643,418
Seward County Unified School District No. 480 Liberal, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,000,000	1,022,033
4.000%, 09/01/2032	500,000	511,866
5.000%, 09/01/2029	2,390,000	2,435,426
University of Kansas Hospital Authority, Revenue Bonds
5.000%, 09/01/2028	250,000	253,829
5.000%, 09/01/2030	350,000	355,604
5.000%, 09/01/2031	500,000	507,985
Washburn University/Topeka, Revenue Bonds
5.000%, 07/01/2035	500,000	505,221
Wyandotte County Unified School District No. 202 Turner, General Obligation Unlimited Bonds
4.000%, 09/01/2038	1,225,000	1,259,337
4.000%, 09/01/2039	400,000	411,212
Wyandotte County Unified School District No. 203 Piper, General Obligation Unlimited Bonds
5.000%, 09/01/2038	1,000,000	1,055,982
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Bonds
5.000%, 09/01/2030	500,000	519,692
Total Education		53,430,591

General Obligation (33.84%)(a)
Abilene Public Building Commission, Revenue Bonds
4.000%, 12/01/2029	325,000	330,198
4.000%, 12/01/2031	445,000	450,525
Ashland Public Building Commission, Revenue Bonds
5.000%, 09/01/2035	720,000	720,447
City of Arkansas City, General Obligation Unlimited Bonds
2.000%, 08/01/2035	1,000,000	787,142
City of Brooklyn Center MN, General Obligation Unlimited Bonds
5.000%, 02/01/2026	500,000	513,458
City of Garden City, General Obligation Unlimited Bonds
3.000%, 11/01/2028	950,000	919,705
City of Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	445,000	449,250
City of Leawood, General Obligation Unlimited Bonds
4.000%, 09/01/2029	300,000	315,810
City of Lenexa, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,560,000	1,505,220
City of Manhattan, General Obligation Unlimited Bonds
3.500%, 06/15/2027	885,000	874,156
4.000%, 11/01/2031	400,000	407,370
5.000%, 11/01/2025	570,000	581,696
City of Olathe, General Obligation Unlimited Bonds
3.000%, 10/01/2033	1,000,000	908,248
4.000%, 10/01/2028	1,315,000	1,334,586
City of Overland Park, General Obligation Unlimited Bonds
4.000%, 09/01/2037	475,000	494,847
4.000%, 09/01/2038	475,000	491,750
4.000%, 09/01/2039	350,000	361,278

	Principal Amount	Value (Note 2)
General Obligation (continued)
City of Paola, General Obligation Unlimited Bonds
5.000%, 09/01/2030	$535,000	$583,467
City of Park City, General Obligation Unlimited Bonds
5.375%, 12/01/2025	5,000	5,007
City of Salina, General Obligation Unlimited Bonds
3.000%, 10/01/2033	620,000	563,571
3.000%, 10/01/2036	680,000	606,488
City of Shawnee, General Obligation Unlimited Bonds
4.000%, 12/01/2027	425,000	426,482
City of Spring Hill, General Obligation Unlimited Bonds
4.000%, 09/01/2029	810,000	827,804
City of Wichita, Revenue Bonds
5.000%, 09/01/2030	1,000,000	1,052,710
City of Wichita, General Obligation Unlimited Bonds
2.000%, 06/01/2035	400,000	321,042
3.000%, 10/01/2030	720,000	684,790
4.000%, 06/01/2030	820,000	833,296
County of Anderson, General Obligation Unlimited Bonds
3.000%, 08/01/2033	750,000	695,516
County of Clay, General Obligation Unlimited Bonds
4.000%, 10/01/2036	750,000	750,597
County of Geary, General Obligation Unlimited Bonds
4.000%, 09/01/2030	415,000	418,549
County of Johnson, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,125,000	1,132,174
4.000%, 09/01/2035	1,525,000	1,538,058
County of Linn, General Obligation Unlimited Bonds
4.000%, 07/01/2032	505,000	515,942
County of Saline, General Obligation Unlimited Bonds
4.000%, 09/01/2029	765,000	795,243
Johnson County Public Building Commission, Revenue Bonds
3.000%, 09/01/2030	790,000	766,148
4.000%, 09/01/2029	650,000	657,814
4.000%, 09/01/2030	500,000	505,353
4.000%, 09/01/2031	1,500,000	1,516,312
Kansas Development Finance Authority, Revenue Bonds
2.000%, 11/01/2033	950,000	782,899
2.000%, 11/01/2034	975,000	790,373
4.000%, 11/01/2030	800,000	809,626
4.000%, 11/01/2031	1,100,000	1,112,411
5.000%, 05/01/2042	1,500,000	1,656,030
Loudoun County Economic Development Authority, Revenue Bonds
5.000%, 12/01/2025	520,000	533,046
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds
5.000%, 11/01/2026	410,000	427,017
Saline County Public Building Commission, Revenue Bonds
2.000%, 09/01/2033	200,000	165,271
2.000%, 09/01/2034	225,000	182,920
2.000%, 09/01/2035	220,000	175,704
State of Ohio, General Obligation Unlimited Bonds
4.000%, 03/01/2026	500,000	507,203

	Principal Amount	Value (Note 2)
General Obligation (continued)
State of Wisconsin, General Obligation Unlimited Bonds
5.000%, 05/01/2026	$500,000	$516,675
Town of Watertown MA, General Obligation Limited Bonds
5.000%, 06/15/2026	500,000	519,307
Wyandotte County-Kansas City Unified Government, General Obligation Unlimited Bonds
2.000%, 08/01/2033	1,000,000	828,883
4.000%, 08/01/2029	685,000	695,100
4.000%, 08/01/2030	2,105,000	2,140,070
4.000%, 08/01/2031	930,000	930,331
4.000%, 08/01/2032	1,000,000	1,016,654
5.000%, 08/01/2025	815,000	828,055
Total General Obligation		41,259,624

Health Care (1.13%)
Lyon County Public Building Commission, Revenue Bonds
5.000%, 12/01/2035	1,335,000	1,371,205

Public Services (1.35%)
Johnson County Park & Recreation District, Certificate Participation Bonds
3.000%, 09/01/2028	1,165,000	1,130,683
3.000%, 09/01/2029	535,000	516,012
Total Public Services		1,646,695

Transportation (9.84%)
Kansas Turnpike Authority, Revenue Bonds
5.000%, 09/01/2031	630,000	686,588
5.000%, 09/01/2032	500,000	544,862
5.000%, 09/01/2036	1,000,000	1,085,176
5.000%, 09/01/2037	1,000,000	1,082,127
5.000%, 09/01/2038	1,150,000	1,238,819
State of Kansas Department of Transportation, Revenue Bonds
5.000%, 09/01/2028	1,500,000	1,578,988
5.000%, 09/01/2031	3,020,000	3,158,772
5.000%, 09/01/2032	500,000	523,098
5.000%, 09/01/2034	2,000,000	2,094,234
Total Transportation		11,992,664

Utilities (8.40%)
Brushy Creek Regional Utility Authority, Inc., Revenue Bonds
5.000%, 08/01/2027	500,000	518,720
City of Lawrence Water & Sewage System, Revenue Bonds
4.000%, 11/01/2032	1,180,000	1,203,644
City of Lebanon Authority, Revenue Bonds
4.000%, 12/15/2028	550,000	560,705
City of McPherson Water System, Revenue Bonds
2.000%, 10/01/2038	440,000	326,223

	Principal Amount	Value (Note 2)
Utilities (continued)
City of Olathe Water & Sewer System, Revenue Bonds
2.000%, 07/01/2034	$540,000	$436,222
2.000%, 07/01/2035	550,000	440,255
3.000%, 07/01/2030	675,000	639,827
3.000%, 07/01/2031	555,000	518,320
3.000%, 07/01/2032	745,000	682,591
3.000%, 07/01/2033	755,000	687,239
4.000%, 07/01/2024	250,000	250,000
City of Wichita Water & Sewer Utility, Revenue Bonds
3.000%, 10/01/2029	1,180,000	1,119,921
3.375%, 10/01/2039	1,000,000	932,723
Wyandotte County-Kansas City Unified Government Utility System, Revenue Bonds
3.000%, 09/01/2035	250,000	233,811
3.000%, 09/01/2040	250,000	212,753
5.000%, 09/01/2031	1,350,000	1,378,429
5.000%, 09/01/2033	100,000	101,521
Total Utilities		10,242,904

TOTAL MUNICIPAL BONDS
(Cost $127,259,691)		119,943,683

	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.75%)
Money Market Fund (0.75%)
First American Treasury Obligations Fund, Class X (5.265%, 7-Day Yield)	917,232	$917,232
Total Money Market Fund		917,232

TOTAL SHORT TERM INVESTMENTS
(Cost $917,232)		917,232

TOTAL INVESTMENTS (99.13%)
(Cost $128,176,923)		$120,860,915

OTHER ASSETS IN EXCESS OF LIABILITIES (0.87%)		1,066,019

NET ASSETS (100.00%)		$121,926,934

(a)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Notes to Quarterly Portfolio of Investments
June 30, 2024 (Unaudited)

1.	ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Carret Kansas Tax-Exempt Bond Fund (the “Fund” or “Kansas Tax-Exempt Bond Fund”) formally known as the American Independence Kansas Tax-Exempt Bond Fund. On September 13, 2019, Carret Asset Management, LLC (the “Adviser” or “Carret") became the adviser to the Kansas Tax-Exempt Bond Fund, changing the Fund’s name from American Independence to Carret. The Fund’s investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. The Fund currently offers Institutional Class Shares and Class A Shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2.	SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Securities Purchased on a When-Issued Basis: The Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

The Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund and are apportioned among classes based on average net assets of each class. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of each Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned based on the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are distributed at least annually. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its investment adviser has determined that so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.